UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Brian R. Wiedmeyer, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Floor
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6844
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2019

Date of reporting period:  September 30, 2019

Item 1. Schedule of Investments.

MUHLENKAMP FUND
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)
Name of Issuer or Title of Issue	Shares	Value
COMMON STOCKS - 78.7%
Aerospace & Defense - 3.0%
Lockheed Martin Corporation	14,000	$5,460,840
Airlines - 3.2%
Delta Air Lines, Inc.	100,000	5,760,000
Biotechnology - 8.2%
Biogen, Inc. (a)	12,500	2,910,250
Celgene Corporation (a)	54,000	5,362,200
Gilead Sciences, Inc.	104,000	6,591,520
		14,863,970
Chemicals - 3.9%
Celanese Corporation - Series A	41,000	5,013,890
Corteva, Inc. (a)	27,633	773,724
Dow, Inc.	27,633	1,316,713
		7,104,327
Diversified Financial Services - 3.1%
Berkshire Hathaway, Inc. - Class B (a)	26,795	5,573,896
Electrical Equipment - 2.5%
Acuity Brands, Inc.	33,200	4,475,028
Health Care Providers & Services - 8.9%
Cigna Corporation	24,001	3,643,112
CVS Health Corporation	40,000	2,522,800
McKesson Corporation	56,500	7,721,290
UnitedHealth Group, Inc.	10,270	2,231,876
		16,119,078
Household Durables - 3.5%
Meritage Homes Corporation (a)	89,000	6,261,150
IT Services - 6.3%
Alliance Data Systems Corporation	55,225	7,075,979
Cognizant Technology Solutions Corporation - Class A	71,110	4,285,444
		11,361,423
Machinery - 1.6%
Wabtec Corporation	39,799	2,859,956
Mortgage Real Estate Investment Trusts - 2.7%
Annaly Capital Management, Inc.	550,000	4,840,000
Oil, Gas & Consumable Fuels - 4.5%
Cameco Corporation (c)	670,000	6,365,000
Golar LNG Partners LP (c)	192,200	1,841,276
		8,206,276
Pharmaceuticals - 2.0%
Jazz Pharmaceuticals PLC (a) (c)	28,151	3,607,269
Semiconductors & Semiconductor Equipment - 5.6%
Broadcom, Inc.	13,600	3,754,552
Microchip Technology, Inc.	69,800	6,485,118
		10,239,670
Software - 6.5%
Microsoft Corporation (b)	84,427	11,737,886
Specialty Retail - 1.9%
AutoZone, Inc. (a)	3,168	3,436,076
Technology Hardware, Storage & Peripherals - 6.0%
Apple, Inc. (b)	48,647	10,895,469
Trading Companies & Distributors - 5.3%
Rush Enterprises, Inc. - Class A	247,688	9,555,803
Total Common Stocks
(Cost $106,437,527)		142,358,117

EXCHANGE TRADED FUNDS - 8.2%
Alerian MLP ETF	590,000	5,392,600
SPDR Gold Shares (a)	68,075	9,453,575
Total Exchange Traded Funds
(Cost $14,022,393)		14,846,175

SHORT-TERM INVESTMENT - 7.8%
First American Government Obligations Fund - Class X, 1.87% (d)
Total Short-Term Investment
(Cost $14,117,940)	14,117,940	14,117,940

TOTAL INVESTMENTS
(Cost $134,577,860) - 94.7%		171,322,232
Other Assets in Excess of Liabilities - 5.3%		9,570,593
TOTAL NET ASSETS - 100.0%		$180,892,825

REIT - Real Estate Investment Trust
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	Held as collateral in connection with written options. The value of the collateral on September 30, 2019 was $22,633,355.
(c)	Foreign company.
(d)	The rate shown is the annualized seven day effective yield as of September 30, 2019.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI and S&P and has been licensed for use.

Name of Issuer or Title of Issue	Contracts(100 Shares Per Contract)	Notional Amount	Value
WRITTEN CALL OPTIONS - (0.8)%
Apple, Inc.
Expiration October 2019, Exercise Price $170.00	80	$1,791,760	$431,800
Apple, Inc.
Expiration January 2020, Exercise Price $180.00	60	1,343,820	278,850
Apple, Inc.
Expiration January 2020, Exercise Price $185.00	35	783,895	145,775
Microsoft Corporation
Expiration January 2020, Exercise Price $100.00	100	1,390,300	388,000
Microsoft Corporation
Expiration January 2020, Exercise Price $105.00	50	695,150	170,375
Total Written Call Options
(Premiums received $587,741)			$1,414,800

Summary of Fair Value Exposure

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s net assets as of September 30, 2019:

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$142,358,117	$-	$-	$142,358,117
Exchange Traded Funds	14,846,175	-	-	14,846,175
Short-Term Investments	14,117,940	-	-	14,117,940
Total Investments in Securities	$171,322,232	$-	$-	$171,322,232

Liabilities:
Written Call Option	$-	$1,414,800	$-	$1,414,800

Refer to the Schedule of Investments for further information on the classifications of investments.

Fair values of derivative instruments as of September 30, 2019:

	Asset Derivatives		Liability Derivatives
	Description	Fair Value	Description	Fair Value
Equity Contracts	None applicable.	$-	Written Call Option	$1,414,800
Total Derivative Instruments		$-		$1,414,800

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)  /s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date  November 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date  November 26, 2019

By (Signature and Title)  /s/ Benjamin J. Eirich
Benjamin J. Eirich, Treasurer

Date  November 26, 2019